GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2013 Better Schools CNY	Dec. 31, 2012 Better Schools CNY	Dec. 31, 2013 Better Schools Tutoring CNY	Dec. 31, 2012 Better Schools Tutoring CNY	Dec. 31, 2013 Better Schools K-12 Schools CNY	Dec. 31, 2012 Better Schools K-12 Schools CNY	Dec. 31, 2013 Better Jobs Career Enhancement CNY	Dec. 31, 2012 Better Jobs Career Enhancement CNY
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	624,392	999,744		$ 86,291			560,913	590,669	425,383	454,900	135,530	135,769	63,479	409,075
Goodwill balance deconsolidated	(93,146)						(87,308)		(87,308)				(5,838)
Goodwill acquired during the year		70,580	367,229					70,580		70,580
Goodwill impairment	0	(478,710)						(99,343)		(99,343)		(34,122)		(345,244)
Foreign currency translation adjustments	(8,866)	(1,345)					(7,903)	(993)	(4,956)	(754)	(2,947)	(239)	(963)	(352)
Balance at the end of the period	522,380	624,392	999,744	$ 86,291			465,702	560,913	333,119	425,383	132,583	135,530	56,678	63,479
Discount rate (as a percent)					16.00%	17.00%
Terminal growth rate (as a percent)		3.00%